Cash and Cash Equivalents (Details Textual) ₪ in Millions	12 Months Ended
Dec. 31, 2017 ILS (₪)
Cash and Cash Equivalents (Textual)
Bank deposits rates percentage	0.25%
Deposits amount	₪ 462
Interest rate, description	Annual interest at the rate of up to 11.0%, the rest of the deposits earn annual interest at negligible rate, based on their respective term.